LIBERTY MUNICIPAL SECURITIES FUND, INC.
Class A Shares
Class B Shares
Class C Shares

SUPPLEMENT TO COMBINED PROSPECTUS DATED MAY 31, 1995
Effective March 31, 1996, the name of "Liberty Municipal Securities Fund, Inc." has been changed to "Federated Municipal Securities Fund, Inc." Accordingly, all references to Liberty Municipal Securities Fund, Inc. in the Combined Prospectus should reflect this change.

                                                               March 29, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 530900109
   CUSIP 530900406
   CUSIP 530900208
   G01281-02 (3/96)




LIBERTY MUNICIPAL SECURITIES FUND, INC.
Class A Shares
Class B Shares
Class C Shares

SUPPLEMENT TO COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 1995 Effective March 31, 1996, the name of "Liberty Municipal Securities Fund, Inc." has been changed to "Federated Municipal Securities Fund, Inc." Accordingly, all references to Liberty Municipal Securities Fund, Inc. in the Combined Statement of Additional Information should reflect this change.

                                                               March 29, 1996
   FEDERATED SECURITIES CORP.


   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 530900109
   CUSIP 530900406
   CUSIP 530900208